CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	May 31, 2018	Feb. 28, 2018	Feb. 28, 2017
Stockholders' equity (deficit):
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	125,749,320	84,509,824	52,606,000
Common stock, shares outstanding	125,749,320	84,509,824	52,606,000